REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2020
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests
The following table sets forth for the period ended June 30, 202, the movement in the Redeemable non-controlling interests:

2020
Balance as of the beginning of the year	$74,300
Net Income	416
Other Comprehensive Income - translation adjustment	(13)
Balance as of the end of the year	$74,703